Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 2,259,534	$ 370,771
Net modification	$ 1,425,454	$ 124,175